SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease costs	$ 20
Short-term lease cost	86
Total operating lease cost	$ 106